LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 5	$ 2,775
2012 8.500% Studio City Notes, due 2020 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs		3,436
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	7,211	10,580
2016 5.875% SC Secured Notes, due 2019 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs		2,260
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premium	19,827	22,904
2019 5.250% Senior Notes, due 2026 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	5,948
2019 5.625% Senior Notes, due 2027 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	7,298
2019 5.375% Senior Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	8,992
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	7,829
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	42	4,428
Revolving Credit Facility [Member] | 2015 Credit Facilities [Member] | Prepaid Expenses and Other Current Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,097	0
Revolving Credit Facility [Member] | 2015 Credit Facilities [Member] | Long Term Prepayments Deposits And Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	0	10,031
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long Term Prepayments Deposits And Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 885	$ 1,299